Property, Plant and Equipment, Net	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment, Net
Property, Plant and Equipment, Net
7.	Property, Plant and Equipment, Net

Property and equipment and related accumulated depreciation were as follows:

	December 31,	September 30,
	2020	2021
Mold and tooling	2,411,164	2,361,399
Charging & battery swap equipment	721,583	1,698,730
Leasehold improvements	997,191	1,337,389
Buildings and constructions	862,603	871,187
Construction in process	177,457	829,359
Production facilities	787,039	760,319
Computer and electronic equipment	372,956	506,299
R&D equipment	432,781	490,527
Purchased software	409,445	434,186
Others	374,219	408,723
Subtotal	7,546,438	9,698,118
Less: Accumulated depreciation	(2,470,028)	(3,585,788)
Less: Accumulated impairment	(80,182)	(79,827)
Total property and equipment, net	4,996,228	6,032,503

The Group recorded depreciation expenses of RMB760,614 and RMB1,141,287 for the nine months ended September 30, 2020 and 2021, respectively.